Offerings	Jan. 28, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, $1.00 per share
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary shares, no par value
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Gurantees
Offering Note
(1)
No separate consideration will be received for any guarantee of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act of 1933, as amended, no separate filing fee is required.
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(2)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
(3)
In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
(4)
The registrant is registering hereby an indeterminate initial offering price and number or amount of securities of each identified class of securities as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. The proposed maximum offering price will be determined from time to time in connection with an issuance of securities hereunder.